Long-Term Debt and Financial Liabilities, Loan dated September 25, 2017 (Details) - Loan Agreement Amended September 25, 2017 [Member] $ in Thousands		6 Months Ended
	Sep. 25, 2017 USD ($) Installment	Jun. 30, 2018	May 18, 2018
Secured Credit Facilities [Abstract]
Borrowing capacity	$ 16,500
Number of consecutive payment installments | Installment	19
Frequency of periodic payment		Quarterly
Maturity date		May 26, 2022
Excess cash	$ 1,000
Liquidity requirements	500
Minimum [Member]
Secured Credit Facilities [Abstract]
Repayment of excess cash	10
Maximum [Member]
Secured Credit Facilities [Abstract]
Repayment of excess cash	$ 1,250
EBITDA to interest payments ratio commencing on June 30, 2018 and ending on June 29, 2019			1.2
EBITDA to interest payments ratio from June 30, 2019 thereafter			2
Leverage ratio commencing on June 30, 2018 and ending on March 30, 2019	0.85
Leverage ratio commencing on March 31, 2019 and ending on June 29, 2019	0.8
Leverage ratio commencing on June 30,2019 and thereafter	0.75
First Four Installments [Member]
Secured Credit Facilities [Abstract]
Installment payment	$ 200
Number of consecutive payment installments | Installment	4
Subsequent Four Installments [Member]
Secured Credit Facilities [Abstract]
Installment payment	$ 300
Number of consecutive payment installments | Installment	4
Subsequent Eleven Installments [Member]
Secured Credit Facilities [Abstract]
Installment payment	$ 400
Number of consecutive payment installments | Installment	11